SHARE-BASED PAYMENTS - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.49	£ 0.47
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.46	£ 0.43
SAYE | SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	1,180,563,291	1,120,138,915
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0.3063	£ 0.3039
Number of options, granted (in options)	217,611,519	236,923,744
Weighted average exercise price, granted (in GBP per option)	£ 0.3938	£ 0.3940
Number of share options, exercised (in options)	(23,359,526)	(6,924,434)
Weighted average exercise price, exercised (GBP per option)	£ 0.3775	£ 0.3057
Number of options, forfeited (in options)	(20,961,259)	(22,815,078)
Weighted average exercise price, forfeited (in GBP per option)	£ 0.2920	£ 0.2878
Number of options, cancelled (in options)	(47,687,607)	(51,479,310)
Weighted average exercise price, cancelled (in GBP per option)	£ 0.3388	£ 0.3257
Number of options, expired (in options)	(49,248,343)	(95,280,546)
Weighted average exercise price, expired (in GBP per option)	£ 0.4629	£ 0.4903
Number of options outstanding, end of period (in options)	1,256,918,075	1,180,563,291
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0.3130	£ 0.3063
Number of options exercisable, end of period (in options)	263,302	336,561
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0.4792	£ 0.5103
Executive Share Plans | Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	14,032,762	8,477,084
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0	£ 0
Number of options, granted (in options)	10,278,224	13,610,204
Weighted average exercise price, granted (in GBP per option)	£ 0	£ 0
Number of share options, exercised (in options)	(3,333,322)	(7,110,663)
Weighted average exercise price, exercised (GBP per option)	£ 0	£ 0
Number of share options, vested (in options)	0	0
Weighted average exercised price, vested (in GBP per option)	£ 0	£ 0
Number of options, forfeited (in options)	(33,409)	(385,184)
Weighted average exercise price, forfeited (in GBP per option)	£ 0	£ 0
Weighted average exercise price, cancelled (in GBP per option)	£ 0	£ 0
Number of options, expired (in options)	(477,784)	(558,679)
Number of options outstanding, end of period (in options)	20,466,471	14,032,762
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0	£ 0
Number of options exercisable, end of period (in options)	1,638,202	708,939
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0	£ 0